Goodwill And Other Intangible Assets - Schedule of Estimated Annual Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021 (excluding the thirty-nine weeks ended September 26, 2021)	$ 3,573
2022	14,202
2023	14,039
2024	13,226
2025	13,189
Thereafter	199,873
Finite-Lived intangible assets, Net Carrying Value	$ 258,102	$ 251,782	$ 213,638